INCOME TAXES - Change in Deferred Income Tax Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax income tax liability, beginning of year	$ 11,917	$ 11,433
Deferred Income Tax (Recovery) Expense	(1,918)	440
Recognized in other comprehensive income	(23)	39
Foreign exchange, disposition and other	(9)	5
Net deferred income tax liability, end of year	$ 9,967	$ 11,917